LEASES (Tables)	3 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases and Payments to be Received
Future minimum lease payments under non-cancellable leases as of March 31, 2020 were as follows:

Operating Leases	($ million)
2020 (excluding the three months ended March 31, 2020)	$90
2021	95
2022	70
2023	53
2024	38
2025 and thereafter	124
Total future minimum lease payments	$470
Less: Interest	(54)
Total	$416

Schedule of Undiscounted Lease Payments to be Received
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472